SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands		1 Months Ended	12 Months Ended
	Apr. 20, 2022 segment	Jul. 31, 2005	Dec. 31, 2023 CNY (¥) customer item segment $ / ¥	Dec. 31, 2023 USD ($) customer item segment	Dec. 31, 2022 CNY (¥) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Significant accounting policies
Convenience translation rate (USD to RMB) | $ / ¥			7.0999
Appropriation to statutory reserves			¥ 150,300		¥ 176,900		¥ 91,100
Appropriation to other reserve fund | $				$ 0		$ 0		$ 0
Advertising expenses			2,030,800		1,340,200		2,038,400
Increase or (decrease) in employee welfare benefit expenses, net impact of additions and reversals of the provisions			(1,598,400)		621,000		805,000
Employee welfare benefit expenses, including the provision's net impact			¥ 1,200,000		3,000,000		3,400,000
Number of chief operational officers included in management committee | item			2	2
Number of operating segments | segment	4		4	4
Government grants			¥ 762,070		668,372		¥ 1,059,907
Accounts receivable, net			¥ 3,017,506		¥ 4,075,421
RMB appreciated against US$ (as a percent)			2.90%	2.90%
Accounts receivable and contract assets
Significant accounting policies
Expected credit loss rate			34.60%		33.40%
Financing receivables
Significant accounting policies
Expected credit loss rate			8.30%		17.30%
Other receivables
Significant accounting policies
Expected credit loss rate			14.30%		8.20%
Minimum
Significant accounting policies
RMB appreciated against US$ (as a percent)		20.00%
Accounts receivable | Credit concentration risk
Significant accounting policies
Number of customer | customer			1	1	1	1
Accounts receivable, net			¥ 380,000		¥ 788,000
Cash and cash equivalents, restricted cash and short term investments denominated in RMB | Currency convertibility risk
Significant accounting policies
Cash and cash equivalents, restricted cash and short-term investments			¥ 51,200,000		¥ 47,000,000